Loans and financing - Summary of Maturity of Loans and Financing (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing		$ 11.7
Non-current assets held for sale [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 3,301.3
Non-current assets held for sale [member] | 2020 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	200.1
Non-current assets held for sale [member] | 2021 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	203.0
Non-current assets held for sale [member] | 2022 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	503.4
Non-current assets held for sale [member] | 2023 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	517.8
Non-current assets held for sale [member] | 2024 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	12.9
Non-current assets held for sale [member] | After 2024 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 1,864.1